Intangible Assets (Details) - Schedule of intangible assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,621,320	$ 1,621,599	$ 1,621,170
Less: accumulated amortization	(763,538)	(714,832)	(512,763)
Less: impairment loss	(750,000)	(750,000)
Intangible assets, net	107,782	156,767	1,108,407
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 843,967	$ 844,246	843,817
Redemption code [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years	5 years
Intangible assets, gross	$ 750,000	$ 750,000	750,000
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life
Intangible assets, gross	$ 27,353	$ 27,353	$ 27,353
Minimum [Member] | Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	3 years	3 years
Maximum [Member] | Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years	5 years